Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Senior notes	$ 1,550,000	$ 1,550,000
Acquisition obligations and other notes payable	37,447	9,049
Capital lease obligations	43,364	8,074
Total principal debt outstanding	4,512,811	4,317,123
Discount on long-term debt	(7,842)	(8,381)
Long-term Debt, Total	4,504,969	4,308,742
Less current portion	(87,345)	(74,892)
Long-term debt	4,417,624	4,233,850
Term Loan A
Debt Instrument [Line Items]
Senior Secured Credit Facilities	950,000	1,000,000
Term Loan A-2
Debt Instrument [Line Items]
Senior Secured Credit Facilities	199,500
Term Loan B
Debt Instrument [Line Items]
Senior Secured Credit Facilities	$ 1,732,500	$ 1,750,000